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Philadelphia, PA 19103

Delaware Investments

1933 Act Rule 497(j)
1933 Act File No. 2-70164
1940 Act File No. 811-3120

July 2, 2001

Filed via EDGAR (CIK #0000320572)
Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-70164
      DELAWARE GROUP TAX-FREE MONEY FUND
      ____________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 27, the most recent post-effective amendment of Delaware Group Tax-Free Money Fund. Post-effective amendment No. 27 was filed electronically with the Securities and Exchange Commission on June 29, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/David F. Connor
David F. Connor
Vice President/
Deputy General Counsel/
Assistant Secretary